Segment Information - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	2	3
Gross profit	$ 48,790,000	$ 9,277,000	$ 1,173,000
Revenue	92,390,000	15,936,000	6,155,000
Prevention
Disclosure of operating segments [line items]
Processing service fees	2,312,000	2,968,000	1,498,000
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating segments | Prevention
Disclosure of operating segments [line items]
Gross profit	10,998,000	8,122,000	3,115,000
Revenue	12,945,000	10,367,000	6,155,000
Gross profit, after discontinued operation elimination	$ 8,686,000	$ 5,154,000	$ 1,617,000